OTHER NONCURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

The following table summarizes the Company’s components of other noncurrent assets (in thousands):

	March 31,	December 31,
	2021	2020
Other investments	$3,025	$3,000
Right of use asset	3,702	1,810
Long-term deposits	99	69
Total other noncurrent assets	$6,826	$4,879

The following table summarizes the Company’s components of other noncurrent assets (in thousands):

	December 31,
	2020	2019
Other investments	$3,000	$—
Right of use asset	1,810	2,289
Long-term deposits	69	—
Total other noncurrent assets	$4,879	$2,289